Hotel Operating Costs - Schedule of Hotel Operating Costs (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating Expenses [Abstract]
Rental	¥ 118,295,183	$ 18,129,530	¥ 79,597,408	¥ 76,055,484
Utilities	15,372,385	2,355,921	19,119,300	19,264,487
Personnel cost	41,330,758	6,334,216	38,277,298	33,715,007
Depreciation and amortization	50,324,493	7,712,566	34,727,153	21,313,405
Consumable, food and beverage	43,257,796	6,629,547	32,337,115	19,275,688
Costs of hotel manager of franchised-and-managed hotels	91,664,745	14,048,237	96,565,044	70,480,306
Other costs of franchised-and-managed hotels	22,985,917	3,522,746	29,192,923	22,353,424
Others	9,291,029	1,423,912	9,010,238	11,961,462
Total	¥ 392,522,306	$ 60,156,675	¥ 338,826,479	¥ 274,419,263